Barclays PLC parent company balance sheet (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Assets
Loans and advances to subsidiaries	£ 354,912	£ 339,115
Financial assets at fair value through the income statement	158,975	133,086
Derivative financial instruments	307,258	229,236
Other assets	3,328	3,089
Total assets	1,385,117	1,140,229
Liabilities
Deposits at amortised cost	466,913	415,787
Debt securities in issue	103,970	76,369
Subordinated liabilities	19,886	18,156		£ 20,559
Financial liabilities designated at fair value	221,460	204,326
Other liabilities	8,471	8,505
Total liabilities	1,315,576	1,074,569
Equity
Other equity instruments	10,871	10,871		9,632
Other reserves	6,996	4,760
Retained earnings	45,817	44,204
Total equity	69,541	65,660	£ 68,797	£ 63,779
Total liabilities and equity	1,385,117	1,140,229
Barclays PLC [member]
Assets
Investments in subsidiaries	61,488	59,546
Loans and advances to subsidiaries	28,254	28,850
Financial assets at fair value through the income statement	16,246	10,348
Derivative financial instruments	116	58
Other assets	37	2
Liabilities
Deposits at amortised cost	534	500
Debt securities in issue	31,417	30,564
Subordinated liabilities	8,669	7,656
Financial liabilities designated at fair value	8,206	3,498
Other liabilities	112	119
Total liabilities	48,938	42,337
Equity
Called up share capital	4,336	4,331
Share premium account	284	263
Other equity instruments	10,865	10,865
Other reserves	394	394
Retained earnings	41,324	40,614
Total equity	57,203	56,467
Total liabilities and equity	£ 106,141	£ 98,804